Segment Information (Tables)	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
Summarized financial information of segments
Summarized financial information of our segment operations for 2013, 2012 and 2011 were as follows:

(Millions)	Health Care	Group Insurance	Large Case Pensions (2)	Corporate Financing	Total Company
2013
Revenue from external customers	$44,085.2	$2,053.3	$248.6	$—	$46,387.1
Net investment income	309.3	286.6	320.4	—	916.3
Interest expense	—	—	—	333.7	333.7
Depreciation and amortization expense	564.7	4.4	—	—	569.1
Income taxes (benefits)	1,078.4	32.3	21.8	(103.9)	1,028.6
Operating earnings (loss) (1)	2,130.8	128.0	21.2	(178.4)	2,101.6
Segment assets	33,319.9	5,520.3	11,031.6	—	49,871.8
2012
Revenue from external customers	$32,608.9	$1,842.0	$1,118.0	$—	$35,568.9
Net investment income	310.4	282.8	329.0	—	922.2
Interest expense	—	—	—	268.8	268.8
Depreciation and amortization expense	445.5	4.4	—	—	449.9
Income taxes (benefits)	950.5	62.3	(2.4)	(122.9)	887.5
Operating earnings (loss) (1)	1,752.1	161.5	17.8	(161.8)	1,769.6
Segment assets	24,245.9	5,697.5	11,551.1	—	41,494.5
2011
Revenue from external customers	$30,793.9	$1,715.2	$172.0	$—	$32,681.1
Net investment income	338.4	267.0	327.8	—	933.2
Interest expense	—	—	—	246.9	246.9
Depreciation and amortization expense	442.2	5.0	—	—	447.2
Income taxes (benefits)	1,106.6	72.6	1.0	(88.1)	1,092.1
Operating earnings (loss) (1)	1,955.7	153.0	20.7	(163.7)	1,965.7
Segment assets	21,697.4	5,392.6	11,503.1	—	38,593.1

(1)	Operating earnings (loss) excludes net realized capital gains or losses and the other items described in the reconciliation on page 136.

(2)
In 2013 and 2012, pursuant to contractual rights exercised by contract holders, certain existing group annuity contracts were converted from participating to non-participating contracts.  Upon conversion, we recorded $99.0 million and $941.4 million of non-cash group annuity conversion premium for these contracts and a corresponding $99.0 million and $941.4 million non-cash benefit expense on group annuity conversion for these contracts during 2013 and 2012, respectively.

Reconciliation of operating earnings to net income
A reconciliation of operating earnings (1) to net income attributable to Aetna in 2013, 2012 and 2011 was as follows.

(Millions)	2013	2012	2011
Operating earnings	$2,101.6	$1,769.6	$1,965.7
Transaction, integration-related and restructuring costs, net of tax	(233.5)	(25.4)	—
Charge for changes in our life insurance claim payment practices, net of tax	(35.7)	—	—
Reduction of reserve for anticipated future losses on discontinued products, net of tax	55.9	—	—
Reversal of allowance and gain on sale of reinsurance recoverable, net of tax	32.1	—	—
Litigation-related settlement, net of tax	—	(78.0)	—
Loss on early extinguishment of long-term debt, net of tax	—	(55.2)	—
Severance charge, net of tax	—	(24.1)	—
Voluntary early retirement program, net of tax	—	—	(89.1)
Net realized capital (losses) gains, net of tax	(6.8)	71.0	109.1
Net income attributable to Aetna	$1,913.6	$1,657.9	$1,985.7

(1)
In addition to net realized capital (losses) gains, the following other items are excluded from operating earnings because we believe they neither relate to the ordinary course of our business nor reflect our underlying business performance:

•
We incurred transaction, integration-related and restructuring costs of $233.5 million ($332.8 million pretax) and $25.4 million ($32.6 million pretax) during 2013 and 2012, respectively. Transaction and integration-related costs are related to the acquisition of Coventry. Restructuring costs, primarily comprised of severance and real estate consolidation costs, are related to the acquisition of Coventry and Aetna's expense management and cost control initiatives. Transaction costs include advisory, legal and other professional fees which are not deductible for tax purposes and are reflected in our GAAP Consolidated Statements of Income in general and administrative expenses, as well as the cost of the bridge credit agreement that was in effect prior to the Coventry acquisition, which is reflected in the GAAP Consolidated Statements of Income in interest expense. Transaction costs also include transaction-related payments as well as expenses related to the negative cost of carry associated with the permanent financing that we obtained in November 2012 for the Coventry acquisition. Prior to the Effective Date, the negative cost of carry associated with the permanent financing was excluded from operating earnings. The components of the negative cost of carry are reflected in our GAAP Consolidated Statements of Income in interest expense, net investment income, and general and administrative expenses. On and after the Effective Date, the interest expense and general and administrative expenses associated with the permanent financing are no longer excluded from operating earnings.

•
In the fourth quarter of 2013, we increased our estimated liability for unpaid life insurance claims with respect to insureds who passed away on or before December 31, 2013, and recorded in current and future benefits a charge of $35.7 million ($55.0 million pretax) as a result of changes during the fourth quarter of 2013 in our life insurance claim payment practices (including related escheatment practices) based on evolving industry practices and regulatory expectations and interpretations. Refer to Note 18 beginning on page 130 for additional information on the increase in our estimated liability for life insurance claim payment practices.

•
We reduced the reserve for anticipated future losses on discontinued products by $55.9 million ($86.0 million pretax) in the second quarter of 2013. We believe excluding any changes in the reserve for anticipated future losses on discontinued products from operating earnings provides more useful information as to our continuing products and is consistent with the treatment of the operating results of these discontinued products, which are credited or charged to the reserve and do not affect our operating results. Refer to Note 20 beginning on page 137 for additional information on the reduction of the reserve for anticipated future losses on discontinued products.

•
In 2008, as a result of the liquidation proceedings of Lehman Re, a subsidiary of Lehman Brothers Holdings Inc., we recorded an allowance against our reinsurance recoverable from Lehman Re of $27.4 million ($42.2 million pretax). This reinsurance was placed in 1999 and was on a closed book of paid-up group whole life insurance business. In 2013, we sold our claim against Lehman Re to an unrelated third party (including the reinsurance recoverable) and terminated the reinsurance arrangement. Upon the sale of the claim and termination of the arrangement, we released the related allowance thereby reducing other general and administrative expenses by $27.4 million ($42.2 million pretax) and recognized a $4.7 million ($7.2 million pretax) gain on the sale in fees and other revenue.

•
In 2012, we recorded a charge of $78.0 million ($120.0 million pretax) related to the settlement of purported class action litigation regarding Aetna's payment practices related to out-of-network health care providers.

•	In 2012, we incurred a loss on the early extinguishment of long-term debt of $55.2 million ($84.9 million pretax) related to repurchases of certain of our outstanding senior notes.

•	In 2012, we recorded a severance charge of $24.1 million ($37.0 million pretax) related to actions taken in 2012 and 2013.

•	In 2011, we announced a voluntary early retirement program. In connection with the voluntary early retirement program, we recorded a charge of $89.1 million ($137.0 million pretax) during 2011.

Revenues from external customers by product
Revenues from external customers by product in 2013, 2012 and 2011 were as follows:

(Millions)	2013	2012	2011
Health care premiums	$39,659.7	$28,872.0	$27,189.2
Health care fees and other revenue	4,425.5	3,736.9	3,604.7
Group life	1,158.9	1,070.1	1,036.7
Group disability	849.5	726.0	632.6
Group long-term care	44.9	45.9	45.9
Large case pensions, excluding group annuity contract conversion premium	149.6	176.6	172.0
Group annuity contract conversion premium (1)	99.0	941.4	—
Total revenue from external customers (2) (3)	$46,387.1	$35,568.9	$32,681.1

(1)
In 2013 and 2012, pursuant to contractual rights exercised by contract holders, certain existing group annuity contracts were converted from participating to non-participating contracts.  Upon conversion, we recorded $99.0 million and $941.4 million of non-cash group annuity conversion premium for these contracts and a corresponding $99.0 million and $941.4 million non-cash benefit expense on group annuity conversion for these contracts during 2013 and 2012, respectively.

(2)	All within the U.S., except approximately $886 million, $775 million and $590 million in 2013, 2012 and 2011, respectively, which were derived from foreign customers.

(3)
Revenue from the U.S. federal government was $12.2 billion, $7.4 billion and $7.0 billion in 2013, 2012 and 2011, respectively, in the Health Care and Group Insurance segments. These amounts exceeded 10 percent of our total revenue from external customers in each of 2013, 2012 and 2011

Reconciliation of revenues from external customers to total revenues
The following is a reconciliation of revenue from external customers to total revenues included in our statements of income in 2013, 2012 and 2011:

(Millions)	2013	2012	2011
Revenue from external customers	$46,387.1	$35,568.9	$32,681.1
Net investment income	916.3	922.2	933.2
Net realized capital (losses) gains	(8.8)	108.7	167.9
Total revenue	$47,294.6	$36,599.8	$33,782.2